Jonathan D. Van Duren P 314.552.6023 F 314.552.7000 jvanduren@thompsoncoburn.com

October 12, 2016

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	EIP Investment Trust (the “Trust”)
File Nos. 811-21940 and 333-212228

Ladies and Gentlemen:

Transmitted herewith via the EDGAR system is Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, and Amendment No. 14 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

This Amendment is being filed for the purposes of providing certain updates and implementing comments provided to us by the staff of the U.S. Securities and Exchange Commission with respect to the Trust’s Registration Statement filed on June 24, 2016. This Amendment also makes certain other non-material changes to the prospectus and statement of additional information of EIP Growth and Income Fund.

Please direct any questions or comments on the enclosed to the attention of the undersigned at (314) 552-6023.

Sincerely,

/s/ Jonathan D. Van Duren
Jonathan D. Van Duren